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March 31, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:             Office of Filings, Information & Consumer Service

Re:	Form N-14 for Janus Detroit Street Trust (the “Trust”)

Ladies and Gentlemen:

As sub-administrator on behalf of the Trust, attached for filing via the EDGAR system is a registration statement on Form N-14 (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”), for the Trust.

The combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) in the Form N-14 is being furnished in connection with the solicitation of proxies by the Board of Trustees of ALPS ETF Trust (“Existing Trust”), on behalf of the Janus Velocity Tail Risk Hedged Large Cap ETF (“Existing Fund I”) and Janus Velocity Volatility Hedged Large Cap ETF (“Existing Fund II”), each a series of the Existing Trust, for the purpose of considering and voting on the following:

Shareholders of Existing Fund I:

(i)

To approve or disapprove the Agreement and Plan of Reorganization and Termination (“Reorganization Agreement I”), between the Existing Trust, on behalf of Existing Fund I, and Janus Detroit Street Trust (the “New Trust”), on behalf of its newly created series, Janus Velocity Tail Risk Hedged Large Cap ETF (“New Fund I”), pursuant to which all of the assets and liabilities of Existing Fund I will be transferred to New Fund I (which was established solely for the purpose of acquiring the assets of Existing Fund I and continuing Existing Fund I’s business) in exchange for shares of beneficial interest (“shares”) of New Fund I as described in the Proxy Statement and Prospectus and pursuant to which Existing Fund I will be liquidated and terminated (the “Fund I Reorganization”).

(ii)	To act upon such other matters as may properly come before the special meeting.

To the Shareholders of Existing Fund II:

(i)

To approve or disapprove the Agreement and Plan of Reorganization and Termination (“Reorganization Agreement II”), between the Existing Trust, on behalf of Existing Fund II, and Janus Detroit Street Trust (the “New Trust”), on behalf of its newly created series, Janus Velocity Volatility Hedged Large Cap ETF (“New Fund II”), pursuant to which all of the assets and liabilities of Existing Fund II will be transferred to New Fund II (which was established solely for the purpose of acquiring the assets of Existing Fund II and continuing Existing Fund II’s business) in exchange for shares of beneficial interest (“shares”) of New Fund II as described in the accompanying Proxy Statement and Prospectus and pursuant to which Existing Fund II will be liquidated and terminated (the “Fund II Reorganization”).

(ii)	To act upon such other matters as may properly come before the special meeting.

Please call me at 617.662.3969 with any questions or comments you may have regarding the enclosed Form N-14 or if we may expedite the staff’s review in any way.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Managing Counsel

cc:	Eric Purple
Byron Hittle